Deferred income (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of Deferred Income [Line Items]
Other deferred income			€ 549	€ 299	€ 803
Deferred income			219,892	285,612	€ 39,806
Increase (decrease) in deferred income			(65,700)
Non-current deferred income			97,348	214,785
Gilead Sciences, Inc
Disclosure of Deferred Income [Line Items]
Deferred income recognised in profit and loss			71,300	29,200
Servier
Disclosure of Deferred Income [Line Items]
License fee payment			6,000
Collaborative Arrangement [Member]
Disclosure of Deferred Income [Line Items]
License fee payment	$ 300	€ 276,000
Collaborative Arrangement [Member] | Gilead Sciences, Inc
Disclosure of Deferred Income [Line Items]
Deferred income recognised in profit and loss			62,500
License [member] | Servier
Disclosure of Deferred Income [Line Items]
Deferred income			5,400
Non-current deferred income			3,800
Grants [member]
Disclosure of Deferred Income [Line Items]
Deferred income			500	300
Collaboration Agreement For Filgotinib [Member]
Disclosure of Deferred Income [Line Items]
Deferred income			214,000	285,300
Non-current deferred income			93,500	214,800
Collaboration Agreement For Filgotinib [Member] | Gilead Sciences, Inc
Disclosure of Deferred Income [Line Items]
Deferred income			187,449	€ 249,937
Gilead Share Subscription Agreement [Member]
Disclosure of Deferred Income [Line Items]
Deferred income recognised in profit and loss			€ 8,800